Accrued expenses and other liabilities	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Accrued expenses and other liabilities
Accrued expenses and other liabilities
12.	Accrued expenses and other current liabilities

Accrued expenses and other current liabilities consisted of the following:

	As of December 31,	As of June 30,
	2022	2023
	RMB	RMB
Salaries and benefits payables	246,189	165,238
Taxes payable	103,067	59,318
Product warranties	61,432	69,915
Accrued costs of the Merger	136,756	68,922
Other payables and accrued charges*	237,690	148,355
Accrued expenses and other current liabilities	785,134	511,748
*	Other payables and accrued charges primarily include accrual for research and development expenses.

14.Accrued expenses and other liabilities

Accrued expenses and other liabilities, current and non-current consisted of the following:

	As of December 31,
	2021	2022
	RMB	RMB
Salaries and benefits payables	230,985	246,189
Taxes payable	39,286	103,067
Product warranties	40,263	61,432
Accrued costs of the Merger	—	136,756
Other payables and accrued charges*	150,730	237,690
Accrued expenses and other current liabilities	461,264	785,134

*Other payables and accrued charges primarily include accrual for research and development expenses.